Investment Strategy - U.S. Monthly Income Fund for Puerto Rico Residents, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, up to 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in U.S. municipal securities (the “U.S. Portion”). The Fund’s U.S. Portion may include investments in Build America Bonds (“BABs”) and taxable municipal securities (i.e., municipal securities that are generally taxable to non‑Puerto Rico residents). No more than 5% of the assets of the U.S. Portion will be invested in the securities of a single issuer. The Investment Adviser has engaged Nuveen Asset Management, LLC (the “Sub‑adviser”) as sub‑adviser to manage the U.S. Portion.
The Fund is designed solely for Puerto Rico Residents (as defined in “Dividends and Taxes” below). Only Puerto Rico Residents will not be subject to U.S. federal income tax on dividends distributed from the Fund and Puerto Rico Residents will not be subject to other U.S. federal income tax rules that apply to other types of investors. In addition, since the Fund is treated as a foreign corporation for U.S. federal income tax purposes, the tax treatment of this Fund differs from that typically accorded to other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that are treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “U.S. Code”).
Under normal circumstances, at least 95% of the Fund’s total assets will be invested in securities which, at the time of purchase, are (i) rated investment grade by a nationally recognized statistical rating organization, or (ii) if unrated, determined by the Investment Adviser or Sub‑adviser (with respect to the U.S. Portion) to be of comparable credit quality.
Under normal circumstances, the Fund will invest at least 20% of its total assets in taxable securities issued by Puerto Rico issuers, including mortgage-backed securities (ie., collateralized mortgage obligations (“CMOs” and asset-backed securities), bank deposits, corporate obligations, commercial paper, preferred stock and securities issued by the Commonwealth of Puerto Rico (the “Commonwealth” or “Puerto Rico”) and its political subdivisions and instrumentalities (the “Taxable PR Securities Portion”). The Taxable PR Securities Portion will be comprised of securities issued by a limited number of eligible issuers in one or more sectors, none of which, currently, are municipal issuers. The assets managed by the Investment Adviser in excess of the Taxable PR Securities Portion may include tax‑exempt securities issued by Puerto Rico issuers and other fixed income securities. The Fund’s ability to procure sufficient Puerto Rico securities which meet the Fund’s investment criteria may, in the opinion of the Investment Adviser, be constrained, due to the volatility affecting the Puerto Rico bond market since 2013 and the fact that the Puerto Rico Government remains in the process of restructuring its outstanding debt under Title III of the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) as well as undertaking other fiscal measures to stabilize Puerto Rico’s economy in accordance with the requirements of PROMESA, and this inability may continue for an indeterminate period of time. To the extent that the Fund is unable to procure sufficient amounts of such Puerto Rico securities, the Fund may acquire investments in securities of non‑Puerto Rico issuers which satisfy the Fund’s investment policies.
A “Puerto Rico issuer” is any issuer that satisfies one or more of the following criteria: (i) the issuer was organized under the laws of Puerto Rico or maintains its principal place of business in Puerto Rico; (ii) the securities of such issuer are traded principally in Puerto Rico; or (iii) an issuer that, during its most recent fiscal year, derived at least 20% of its revenues or profits from goods produced or sold, investments made, or services performed in Puerto Rico or that has at least 20% of its assets in Puerto Rico.
The Fund may also invest in derivatives, including financial futures contracts, swap contracts, options on financial futures and options on swap contracts.
To take advantage of opportunities to invest, the Fund may borrow money from banks (leverage) in an amount up to one‑third of its total assets, which include assets purchased with borrowed money.
The majority of the bonds are longer-term fixed rate bonds (with maturities of between 15 and 35 years). The Fund’s use of leverage will extend the effective duration of the portfolio. Leverage will consist of short-term collateralized repurchase agreements and bank loans. To manage the duration of the portfolio, the Investment Adviser and Sub‑adviser may from time to time hedge the duration of the portfolio with futures contracts on U.S. Treasury notes.
The Fund’s investment strategy may be changed with 60 days’ prior notice to shareholders.